Organization and Nature of Operations - Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries (Detail)
12 Months Ended
Dec. 31, 2016
Variable Interest Entity [Line Items]
Date of incorporation	Feb. 03, 2005
Shenzhen Xunlei Networking Technologies, Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Jan. 31, 2003
Relationship	VIE
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of software, provision of online and related advertising, membership subscription and online game services; as well as sales of software licenses
Giganology (Shenzhen) Co. Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Jun. 30, 2005
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services to related companies
Shenzhen Xunlei Wangwenhua Co Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Dec. 31, 2005
Relationship	VIEs subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of software for related companies
Xunlei Networking Technologies Beijing Co Ld [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Jun. 30, 2009
Relationship	VIEs subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of software for related companies
Xunlei Zhuolian Software Co Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Jan. 31, 2010
Relationship	VIEs subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of software technology development for related companies
Xunlei Games Development (Shenzhen) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Feb. 28, 2010
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	70.00%
Principal activities	Development of online game and computer software for related companies and provision of advertising services
Xunlei Network Technologies Limited BVI [Member]
Variable Interest Entity [Line Items]
Place of incorporation	British Virgin Islands
Date of incorporation	Feb. 28, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding company
Xunlei Network Technologies Limited HK [Member]
Variable Interest Entity [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Mar. 31, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development computer software of related companies and provision of advertising services
Xunlei Computer (Shenzhen) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Nov. 30, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services to related companies
Shenzhen Onething Technologies Co Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Sep. 30, 2013
Relationship	VIEs subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services to related companies
Beijing Xunjing Technologies Co Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Oct. 31, 2015
Relationship	VIEs subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services
Shenzhen Crystal Interactive Technologies Co [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	May 31, 2016
Relationship	VIEs subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services
Shenzhen Xunlei Venture Capital Partnership Enterprise [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Jun. 30, 2016
Relationship	VIEs subsidiary
Percentage of direct or indirect economic ownership	99.00%
Principal activities	Investments in industries and consultation in investments
Shenzhen Xunlei Kankan Information Technologies Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of incorporation	China
Date of incorporation	Aug. 31, 2008
Relationship	VIEs subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of software for related companies (note a)